REVERSE RECAPITALIZATION (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of Reverse Recapitalization

After giving effect to the Merger and the redemption of Churchill shares as described above, the number of shares of common stock issued and outstanding immediately following the consummation of the Merger was as follows:

Shares
Churchill public shares, prior to redemptions	207,000,000
Less redemption of Churchill shares	(21,644)
Churchill public shares, net of redemptions	206,978,356
Churchill Sponsor shares(1)	51,750,000
PIPE shares(2)	166,666,667
Total shares of Churchill common stock outstanding immediately prior to the Merger	425,395,023
Legacy Lucid shares	1,193,226,511
Total shares of Lucid common stock outstanding immediately after the Merger(3)(4)	1,618,621,534
(1)	The 51,750,000 shares beneficially owned by the Churchill Sponsor as of the Closing of the Merger includes the 17,250,000 Sponsor Earnback Shares.
(2)	Reflects the sale and issuance of 166,666,667 shares of common stock to the PIPE Investors at $15.00 per share.
(3)	Excludes 111,531,080 shares of common stock as of the Closing of the Merger to be reserved for potential future issuance upon the exercise of Lucid options or settlement of Lucid RSUs.
(4)	Excludes the 85,750,000 warrants issued and outstanding as of the Closing of the Merger, which includes the 41,400,000 public warrants and the 44,350,000 private warrants held by the Churchill Sponsor. The 44,350,000 private warrants beneficially owned by the Churchill Sponsor as of the consummation of the Merger includes the 14,783,333 Sponsor Earnback Warrants.